Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)
Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Income Funds® (“Income Funds”)

Supplement to the Statement of Additional Information of each fund listed on Schedule A

The following change applies to the Statement of Additional Information for each series of the Alternative Funds, AMT Funds, Equity Funds and Income Funds (each a “Fund”) listed on Schedule A:
The section entitled “Redemptions in Kind” under the heading “Additional Redemption Information” is hereby deleted in its entirety and replaced with the following:

Redemptions in Kind

Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when NBIA or the Fund Trustees determine that it is in the best interests of a Fund’s shareholders as a whole or the transaction is otherwise effected in accordance with procedures adopted by the Fund’s Trustees.

The date of this supplement is March 30, 2017.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services: 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com

Schedule A

Fund	Date of Prospectus(es) and Statement of Additional Information
Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund	February 28, 2017
Neuberger Berman Global Allocation Fund	February 28, 2017
Neuberger Berman Long Short Credit Fund	February 28, 2017
Neuberger Berman Long Short Fund	February 28, 2017
Neuberger Berman Long Short Multi-Manager Fund	February 28, 2017
Neuberger Berman Multi-Asset Income Fund	February 28, 2017
Neuberger Berman Risk Balanced Commodity Strategy Fund	February 28, 2017
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund	February 28, 2017

Neuberger Berman Equity Funds®
Neuberger Berman Dividend Growth Fund	December 12, 2016
Neuberger Berman Emerging Markets Equity Fund	December 12, 2016
Neuberger Berman Equity Income Fund	December 12, 2016
Neuberger Berman Focus Fund	December 12, 2016
Neuberger Berman Genesis Fund	December 12, 2016
Neuberger Berman Global Equity Fund	December 12, 2016
Neuberger Berman Global Real Estate Fund	December 12, 2016
Neuberger Berman Greater China Equity Fund	December 12, 2016
Neuberger Berman Guardian Fund	December 12, 2016
Neuberger Berman International Equity Fund	December 12, 2016
Neuberger Berman International Select Fund	December 12, 2016
Neuberger Berman International Small Cap Fund	December 8, 2016
Neuberger Berman Intrinsic Value Fund	December 12, 2016
Neuberger Berman Large Cap Value Fund	December 12, 2016
Neuberger Berman Mid Cap Growth Fund	December 12, 2016
Neuberger Berman Mid Cap Intrinsic Value Fund	December 12, 2016
Neuberger Berman Multi-Cap Opportunities Fund	December 12, 2016
Neuberger Berman Real Estate Fund	December 12, 2016
Neuberger Berman Small Cap Growth Fund	December 12, 2016
Neuberger Berman Socially Responsive Fund	December 12, 2016
Neuberger Berman Value Fund	December 12, 2016

Neuberger Berman Income Funds®
Neuberger Berman Core Bond Fund	February 28, 2017
Neuberger Berman Emerging Markets Debt Fund	February 28, 2017
Neuberger Berman Floating Rate Income Fund	February 28, 2017
Neuberger Berman High Income Bond Fund	February 28, 2017

Neuberger Berman Municipal High Income Fund	February 28, 2017
Neuberger Berman Municipal Intermediate Bond Fund	February 28, 2017
Neuberger Berman New York Municipal Income Fund	February 28, 2017
Neuberger Berman Short Duration Bond Fund	February 28, 2017
Neuberger Berman Short Duration High Income Fund	February 28, 2017
Neuberger Berman Strategic Income Fund	February 28, 2017
Neuberger Berman Unconstrained Bond Fund	February 28, 2017

Neuberger Berman Advisers Management Trust®
Absolute Return Multi-Manager Portfolio	May 1, 2016
Guardian Portfolio	May 1, 2016
International Equity Portfolio	May 1, 2016
Large Cap Value Portfolio	May 1, 2016
Mid Cap Growth Portfolio	May 1, 2016
Mid Cap Intrinsic Value Portfolio	May 1, 2016
Real Estate Portfolio	May 1, 2016
Short Duration Bond Portfolio	May 1, 2016
Socially Responsive Portfolio	May 1, 2016

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